SIGNIFICANT ACCOUNTING POLICIES (Warranty) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Product Warranty Liability [Line Items]
January 1,	$ 2,594	$ 2,275
Charged to costs and expenses relating to new sales	1,963	1,816
Costs of product warranty claims	(1,642)	(1,446)
Foreign currency translation adjustments	(95)	(51)
December 31,	$ 2,820	$ 2,594